Advances for Vessel Acquisitions and Vessels under Construction (Details) (USD $)				12 Months Ended						12 Months Ended	1 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended			1 Months Ended					1 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		1 Months Ended
	Dec. 31, 2013 Handysize Vessels	Dec. 31, 2011 Handysize Vessels	Dec. 31, 2013 Ultramax Vessels	Dec. 31, 2014 Kamsarmax Vessels	Mar. 05, 2014 Kamsarmax Vessels	Dec. 31, 2013 Containerships	Dec. 09, 2013 Containerships	Dec. 08, 2013 Containerships	Dec. 31, 2011 Containerships	Dec. 31, 2012 M/V Prosperous Seas & M/V Precious Seas	Jan. 29, 2014 M/V Priceless Seas	Dec. 31, 2013 M/V Priceless Seas	Oct. 07, 2013 Hull no. DY152	Dec. 31, 2013 Hull no. DY152	Oct. 03, 2013 Hull no. DY152	Oct. 07, 2013 Hull no. DY153	Dec. 31, 2013 Hull no. DY153	Oct. 03, 2013 Hull no. DY153	Feb. 11, 2014 Allseas Marine S.A.	Oct. 07, 2013 Allseas Marine S.A.	Dec. 31, 2013 Hull no. DY4050	Feb. 11, 2014 Hull no. DY4050	Dec. 09, 2013 Hull no. DY4050	Dec. 31, 2013 Hull no. DY4052	Feb. 11, 2014 Hull no. DY4052	Dec. 09, 2013 Hull no. DY4052	Oct. 03, 2013 Hull no. DY152 and Hull no. DY153	Dec. 09, 2013 Hull no. DY4050 and Hull no. DY4052	Jan. 29, 2014 M/V Proud Seas	Sep. 27, 2013 Public offerings	Mar. 25, 2014 Hull no. YZJ1144	Mar. 05, 2014 Hull no. YZJ1144	Mar. 25, 2014 Hull no. YZJ1145	Mar. 05, 2014 Hull no. YZJ1145	Mar. 25, 2014 Hull no. YZJ1142	Mar. 05, 2014 Hull no. YZJ1142	Feb. 11, 2014 Commencement of steel cutting	Feb. 11, 2014 Vessel delivery
Property Plant And Equipment [Line Items]
Number of newbuildings	1	4	4		3	1			2
Vessel capacity				81,800								37,202		63,500			63,500				63,500			63,500
Newbuilding contract price installment										$ 29,328,882	$ 1,419,475		$ 8,058,495			$ 8,058,495						$ 5,592,661			$ 5,592,661				$ 21,637,078		$ 9,165,000		$ 9,165,000		$ 9,165,000
Common stock - shares issued																														6,000,000
Acquisition cost of vessels					91,650,000		55,000,000	57,500,000							26,500,000			26,500,000					28,250,000			28,250,000	53,000,000	56,500,000				30,550,000		30,550,000		30,550,000
Vessel purchase commision amount																			282,500	265,000
Vessel purchase commission																			1.00%	1.00%
Number of newbuildings cancelled							1
Aggregate newbuilidng contract installments remaining													$ 18,441,505			$ 18,441,505						$ 22,657,339			$ 22,657,339						$ 21,385,000		$ 21,385,000		$ 21,385,000		$ 3,884,530	$ 18,772,809